Staff costs and average number of employees (Tables)	12 Months Ended
Sep. 30, 2022
Staff costs and average number of employees
Summary of staff costs

	2022	2021	2020
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	12,920	9,532	2,620
Social security costs	1,405	1,238	336
Pension costs	707	166	134
Share based compensation	22,915	165	122
	37,947	11,101	3,212

Summary of remuneration payable to directors

	2022	2021	2020
	$'000	$'000	$'000
Directors’ remuneration	1,856	1,972	1,013